Long-Lived Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Longlived Assets and Good will [Abstract]
LONG-LIVED ASSETS AND GOODWILL

14. LONG-LIVED ASSETS AND GOODWILL

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10-35, Property, Plant and Equipment, Impairment or Disposal of Long-lived Assets. This accounting standard requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

The Company accounts for goodwill and intangible assets in accordance with ASC 350, Intangibles – Goodwill and Other. ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. For the six months ended June 30, 2020, the Company recorded no impairments.

Investments

An investment is considered impaired if the fair value of the investment is less than its cost. Generally, an impairment is considered other-than-temporary unless (1) the Company has the ability and intent to hold an investment for a reasonable period of time sufficient for an anticipated recovery of the fair value up to (or beyond) the cost of the investment; and (2) evidence indicating that the cost of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. If impairment is determined to be other that temporary, then an impairment loss is recognized equal to the difference between the investment’s cost and fair value.

The following table sets forth the changes in the carrying amount of goodwill for the six months ended June 30, 2020:

(Amounts in US$’s)	Total
Balance at December 31, 2019	$56,386,795
Balance at June 30, 2020	$56,386,795

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s intangible assets as of June 30, 2020 and December 31, 2019:

(Amounts in US$’s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets at December 31, 2019	$58,220,782	$(6,943,300)	$51,277,482
Trade names	$5,643,204	$(892,341)	$4,750,863
Technology	32,800,000	(7,041,707)	25,758,293
Customer relationships	15,611,018	(3,599,414)	12,011,604
Intellectual property	3,729,537	(362,594)	3,366,943
Noncompete	937,249	(273,364)	663,885
Total definite-lived intangible assets at June 30, 2020	$58,721,008	$(12,169,420)	$46,551,588

Amortization expense of intangible assets was $2,617,949 and $2,134,768 for the three months ended June 30, 2020 and 2019, respectively, and $5,226,119 and $2,370,996 for the six months ended June 30, 2020 and the period January 10, 2019 (Inception) to June 30, 2019, respectively.

As of June 30, 2020, assuming no additional amortizable intangible assets, the expected amortization expense for the unamortized acquired intangible assets for the next five years and thereafter is as follows:

	Estimated
(Amounts in US$’s)	The remainder of 2020	2021	2022	2023	2024
Amortization expense	$5,234,126	$10,446,204	$10,016,632	$10,016,632	$7,961,738

	Estimated
(Amounts in US$’s)	2025	2026
Amortization expense	$2,559,307	$316,950

8. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amount of goodwill for fiscal 2019:

(Amounts in US$'s)	Total
Balance at January 10, 2019 (inception)	$—
Acquisitions	56,386,796
Balance at December 31, 2019	$56,386,796

The following table sets forth the gross carrying amounts and accumulated amortization of the Company's intangible assets as of December 31, 2019:

(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets	$58,220,782	$(6,943,300)	$51,277,482

The following table sets forth the amortization expense (actual and estimated) for intangible assets, assuming no additional amortizable intangible assets, for fiscal 2019 and each of the following five years:

	Actual	Estimated
(Amounts in US$'s)	2019	2020	2021	2022	2023	2024
Amortization expense	$6,943,300	$10,385,211	$10,346,159	$9,916,587	$9,916,587	$7,861,692